SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - Convertible Notes Payable [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total	$ 14,000,962	$ 14,000,962	$ 12,041,712
Less: unamortized discounts	(214,812)	(214,812)
Total	13,786,150	13,786,150	12,041,712
Less current portion	(13,786,150)	(13,786,150)	(12,041,712)
Long-term portion
10% OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	5,973,000	5,973,000	5,973,000
Thirty Five Percent OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	5,600,462	5,600,462	5,600,462
Twenty Percent OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	$ 2,427,500	$ 2,427,500	$ 468,250